Leases	12 Months Ended
May 31, 2024
Leases [Abstract]
Leases

NOTE 5. Leases

The Company has previously entered into multiple lease agreements for the use of certain property and equipment under operating and finance leases. Property leases include hangars, storage, offices, and other space.

The Company records the initial right-to-use asset and lease liability at the present value of lease payments scheduled during the lease term. Unless the rate implicit in the lease is readily determinable, the Company discounts the lease payments using an estimated incremental borrowing rate at the time of lease commencement. The Company estimates the incremental borrowing rate based on the information available at the lease commencement date, including the rate the Company could borrow for a similar amount, over a similar lease term with similar collateral. The Company’s weighted-average discount rate for operating and finance leases during all periods presented was 10%.

During the year ended May 31, 2024 the Company’s finance lease expired, and a purchase option was exercised. The purchase price of $20 was transferred to property and equipment.

Operating lease expense is recognized on a straight-line basis over the lease term. The weighted-average remaining lease term is 1 year as of May 31, 2024.

The Company’s lease costs were as follows (in 000’s CAD):

	May 31, 2024	May 31, 2023
Operating lease cost	$51	$56
Short-term lease cost	8	9
Total Lease cost	$59	$65

The Company’s weighted-average remaining lease term and discount rate as of May 31, 2024 and May 31, 2023 was as follows:

	Year Ended
	May 31, 2024	May 31, 2023
Weighted-average remaining lease term (years)	1	2
Weighted-average discount rate	10%	10%

The minimum aggregate future obligations under the Company’s non-cancellable operating leases as of May 31, 2024 were as follows (in 000’s CAD):

May 31, 2024
fiscal 2025	49
fiscal 2026	24
fiscal 2027 and thereafter	8
Total future lease payments	81
Less: imputed interest	(7)
Present value of future lease payments	$74